United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/19

Date of Reporting Period: 09/30/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
September 30, 2019
Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Mortgage Fund
(Effective November 27, 2019, the name of the Fund will be changing to Federated Select Total Return Bond Fund)
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Mortgage Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2018 through September 30, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mortgage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2019, was 7.14% for the Institutional Shares and 6.82% for the Service Shares. The 7.14% total return of the Institutional Shares for the reporting period consisted of 3.03% in taxable dividends and 4.11% of price appreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS),1 the Fund's broad-based securities market index benchmark, returned 7.80% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 7.58% for the same period. The Fund's and the LUSMFA's total returns for the reporting period reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration strategy;3 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the BMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Domestic economic growth slowed somewhat during the reporting period as the stimulative effects of the recent tax cuts wore off and global growth trends weakened. Growth outside the U.S. faced a number of headwinds including slower growth in China resulting from tariffs, uncertainty about Brexit (the U.K. leaving the European Union) and a lack of structural reforms in Europe. Positive developments included continued progress in the jobs market with a decline in the unemployment rate to a low of 3.5% during the reporting period, matching the lowest level in 50 years. Initial jobless claims remained at exceptionally low levels and average hourly earnings rose. Consumer spending continued to drive the overall expansion as corporate investment slowed somewhat due to economic uncertainty.
Many central banks across the globe continued to pursue stimulative monetary policies via directly controlled short-term interest rates as well as quantitative easing programs designed to restrain longer-term rates. However, the Federal Reserve (the “Fed”) continued to shrink the size of its balance sheet by not reinvesting all maturing principal into new securities for most of the reporting period. At the end of the reporting period, the Fed changed its policy to allow balance sheet growth in line with economic growth trends. This change in policy did not signal a return to quantitative easing policies, but it is rather considered the ‘normal, steady-state' condition for central bank reserve management. In addition, the Fed raised the federal funds target rate one
Annual Shareholder Report
1

final time during the reporting period to a high of 2.5% before subsequently cutting it twice to 2%. Fed Chairman Powell, among other Federal Open Market Committee members, characterized the recent cuts to the target rate as mid-cycle adjustments to policy and still characterized the broader U.S. economy as ‘being in a good place.' The European Central Bank and the Bank of Japan both continued their respective monetary policy stimulus programs to encourage faster growth in those economies. Emerging market economies generally continued their growth trajectory. China saw continued economic growth, but it appeared to be slowing somewhat. A downshift in growth projections and a greater level of global uncertainty caused volatility in equity markets as the S&P 500 Index4 experienced a major correction, before rebounding and delivering a 4.25% total return over the reporting period.
With a lower federal funds target rate and more cuts expected in coming months, the yield curve steepened somewhat and also shifted down significantly across all maturities.
During the reporting period, 2-year Treasury yields decreased 120 basis points to yield 1.62%, while 10-year Treasury yields decreased 140 basis points to 1.67%.5
Duration
The Fund maintained a duration near–but very slightly below–the benchmark for much of the reporting period. Although the deviation from the benchmark was small, the large decline in rates resulted in duration subtracting from Fund performance during the reporting period compared to the BMBS.
The Fund uses derivatives6 as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund uses are Treasury futures contracts and options on Treasury futures contracts. For the reporting period, the use of derivatives made a negative contribution to Fund performance due to losses on futures contracts. The Fund did not utilize options on Treasury futures contracts during the reporting period.
SECTOR ALLOCATION
During the reporting period, the Fund did not use out-of-benchmark sectors as heavily as it had in the past and allocated the vast majority of Fund assets to agency mortgage-backed securities (MBS).7 The small out-of-sector allocation to cash and asset-backed securities (ABS) contributed positively to Fund performance as mortgages generally performed poorly during the reporting period. Therefore, sector allocation had a positive impact on Fund performance compared to the BMBS.
Annual Shareholder Report
2

SECURITY SELECTION
During the reporting period, within the agency MBS sector, the Fund allocated a higher share of Fund assets to MBS that exhibited lower overall prepayment risk. Security selection made a small positive contribution to Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
7	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Fund (the “Fund”) from September 30, 2009 to September 30, 2019, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2019
Average Annual Total Returns for the Period Ended 9/30/2019
	1 Year	5 Years	10 Years
Institutional Shares	7.14%	2.75%	2.96%
Service Shares	6.82%	2.44%	2.66%
BMBS	7.80%	2.80%	3.14%
LUSMFA	7.58%	2.66%	3.36%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The BMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At September 30, 2019, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	86.4%
Collateralized Mortgage Obligations	18.8%
Non-Agency Mortgage-Backed Securities	4.6%
Asset-Backed Securities	0.4%
U.S. Government Agency Adjustable Rate Mortgages	0.3%
Cash Equivalents[2]	21.7%
Other Assets and Liabilities—Net[3]	(32.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
September 30, 2019
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—86.4%
	Federal Home Loan Mortgage Corporation—28.3%
$5,194,734	3.500%, 7/1/2042	$5,456,348
3,444,890	3.500%, 10/1/2046	3,595,773
3,185,916	4.000%, 12/1/2041	3,403,503
1,224,487	4.000%, 3/1/2048	1,277,886
58,472	5.500%, 10/1/2021	59,858
7,674	6.000%, 7/1/2021	7,848
48,891	7.500%, 1/1/2027	54,833
602	7.500%, 9/1/2030	700
1,650	7.500%, 1/1/2031	1,840
2,703	7.500%, 1/1/2031	3,139
2,476	7.500%, 1/1/2031	2,868
70,275	7.500%, 2/1/2031	82,076
30,052	7.500%, 2/1/2031	34,811
	TOTAL	13,981,483
	Federal National Mortgage Association—25.5%
4,885,194	3.000%, 10/1/2046	5,007,693
512	3.500%, 8/1/2020	513
4,843,350	4.000%, 8/1/2048	5,039,428
1	4.500%, 12/1/2019	1
2,004,013	4.500%, 1/1/2042	2,158,336
29,409	5.000%, 4/1/2036	32,417
182,604	5.500%, 11/1/2035	204,080
71,405	6.000%, 2/1/2026	78,972
2,995	6.000%, 5/1/2036	3,427
506	6.500%, 7/1/2029	572
1,176	6.500%, 5/1/2030	1,322
4,150	6.500%, 2/1/2031	4,711
399	6.500%, 4/1/2031	451
4,814	6.500%, 4/1/2031	5,469
7,117	6.500%, 5/1/2031	8,081
6,249	6.500%, 6/1/2031	7,099
7,709	6.500%, 7/1/2031	8,816
1,875	6.500%, 8/1/2031	2,107
3,151	7.000%, 4/1/2029	3,603
2,218	7.000%, 4/1/2029	2,526
Annual Shareholder Report
7

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$5,382		7.000%, 5/1/2029	$6,135
3,588		7.000%, 2/1/2030	4,097
2,860		8.000%, 12/1/2026	3,219
		TOTAL	12,583,075
		Government National Mortgage Association—0.4%
20,562		5.000%, 1/15/2023	21,039
46,384		5.000%, 7/15/2023	48,134
6,625		7.000%, 10/15/2028	7,484
2,980		7.000%, 12/15/2028	3,322
4,120		7.000%, 2/15/2029	4,569
2,575		7.000%, 6/15/2029	2,925
4,863		8.000%, 10/15/2030	5,620
78,014		8.000%, 11/15/2030	90,193
		TOTAL	183,286
		Uniform Mortgage-Backed Securities, TBA—32.2%
8,000,000	[1]	3.000%, 10/1/2049	8,120,653
7,600,000	[1]	3.500%, 10/1/2049	7,795,855
		TOTAL	15,916,508
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $41,731,470)	42,664,352
		COLLATERALIZED MORTGAGE OBLIGATIONS—23.4%
		Federal Home Loan Mortgage Corporation—18.7%
3,001,455	[2]	REMIC, Series 3114, Class PF, 2.427% (1-month USLIBOR +0.400%), 2/15/2036	2,999,174
6,214,931	[2]	REMIC, Series 3910, Class FB, 2.527% (1-month USLIBOR +0.500%), 8/15/2041	6,241,069
		TOTAL	9,240,243
		Federal National Mortgage Association—0.1%
37,514		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	40,987
		Non-Agency Mortgage-Backed Securities—4.6%
120,264		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	79,334
829,563		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	844,280
7,418	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	4,918
1,346,621		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,369,370
		TOTAL	2,297,902
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,588,423)	11,579,132
Annual Shareholder Report
8

Principal Amount			Value
	[2]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.0%
$16,494		4.340%, 7/1/2035	$17,318
		Federal National Mortgage Association ARM—0.3%
61,970		4.097%, 7/1/2034	64,706
51,046		5.050%, 2/1/2036	53,743
		TOTAL	118,449
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $129,330)	135,767
		ASSET-BACKED SECURITY—0.4%
		Other—0.4%
181,811		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032 (IDENTIFIED COST $181,765)	182,121
		INVESTMENT COMPANY—21.7%
10,735,789		Federated Government Obligations Fund, Premier Shares, 1.89%[4] (IDENTIFIED COST $10,735,789)	10,735,789
		TOTAL INVESTMENT IN SECURITIES—132.2% (IDENTIFIED COST $64,366,777)[5]	65,297,161
		OTHER ASSETS AND LIABILITIES - NET—(32.2)%[6]	(15,916,263)
		TOTAL NET ASSETS—100%	$49,380,898
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2018	8,480,527
Purchases/Additions	83,248,458
Sales/Reductions	(80,993,196)
Balance of Shares Held 9/30/2019	10,735,789
Value	$10,735,789
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$104,186
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Non-income-producing security.
4	7-day net yield.
Annual Shareholder Report
9

5	The cost of investments for federal tax purposes amounts to $63,859,259.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of dollar-roll transactions as of September 30, 2019.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$42,664,352	$—	$42,664,352
Collateralized Mortgage Obligations	—	11,579,132	—	11,579,132
Adjustable Rate Mortgages	—	135,767	—	135,767
Asset-Backed Security	—	182,121	—	182,121
Investment Company	10,735,789	—	—	10,735,789
TOTAL SECURITIES	$10,735,789	$54,561,372	$—	$65,297,161
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.25	$9.59	$9.82	$9.71	$9.65
Income From Investment Operations:
Net investment income	0.26	0.25	0.21	0.28	0.27
Net realized and unrealized gain (loss)	0.39	(0.33)	(0.19)	0.11	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.08)	0.02	0.39	0.33
Less Distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.25)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.63	$9.25	$9.59	$9.82	$9.71
Total Return[1]	7.14%	(0.89)%	0.20%	4.04%	3.46%
Ratios to Average Net Assets:
Net expenses	0.50%	0.51%	0.50%	0.49%	0.49%
Net investment income	2.75%	2.63%	2.21%	2.52%	2.71%
Expense waiver/reimbursement[2]	0.48%	0.24%	0.20%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,841	$90,789	$121,240	$150,636	$132,127
Portfolio turnover	391%[3]	72%	277%	248%	71%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	186%	18%	63%	57%	62%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
3	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.25	$9.59	$9.81	$9.71	$9.65
Income From Investment Operations:
Net investment income	0.23	0.22	0.18	0.25	0.24
Net realized and unrealized gain (loss)	0.39	(0.33)	(0.18)	0.10	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.11)	—	0.35	0.30
Less Distributions:
Distributions from net investment income	(0.24)	(0.23)	(0.22)	(0.25)	(0.24)
Net Asset Value, End of Period	$9.63	$9.25	$9.59	$9.81	$9.71
Total Return[1]	6.82%	(1.19)%	0.00%[2]	3.62%	3.15%
Ratios to Average Net Assets:
Net expenses	0.80%	0.81%	0.81%	0.79%	0.79%
Net investment income	2.46%	2.33%	1.91%	2.25%	2.38%
Expense waiver/reimbursement[3]	0.69%	0.44%	0.40%	0.38%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,540	$7,143	$11,269	$15,236	$17,893
Portfolio turnover	391%[4]	72%	277%	248%	71%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	186%	18%	63%	57%	62%
1	Based on net asset value.
2	Represents less than 0.01%.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and Liabilities
September 30, 2019
Assets:
Investment in securities, at value including $10,735,789 of investment in an affiliated holding (identified cost $64,366,777)		$65,297,161
Income receivable		110,499
Income receivable from an affiliated holding		15,341
Receivable for shares sold		2,962
TOTAL ASSETS		65,425,963
Liabilities:
Payable for investments purchased	$15,954,775
Payable for shares redeemed	23,853
Income distribution payable	31,382
Payable for investment adviser fee (Note 5)	1,584
Payable for administrative fees (Note 5)	107
Payable for distribution services fee (Note 5)	189
Payable for other service fees (Notes 2 and 5)	944
Accrued expenses (Note 5)	32,231
TOTAL LIABILITIES		16,045,065
Net assets for 5,125,972 shares outstanding		$49,380,898
Net Assets Consist of:
Paid-in capital		$51,070,103
Total distributable earnings (loss)		(1,689,205)
TOTAL NET ASSETS		$49,380,898
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($44,841,363 ÷ 4,654,588 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.63
Service Shares:
Net asset value per share ($4,539,535 ÷ 471,384 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.63
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended September 30, 2019
Investment Income:
Interest			$1,757,388
Dividends received from an affiliated holding*			104,186
TOTAL INCOME			$1,861,574
Expenses:
Investment adviser fee (Note 5)		$228,771
Administrative fee (Note 5)		47,263
Custodian fees		13,617
Transfer agent fee		32,018
Directors'/Trustees' fees (Note 5)		2,902
Auditing fees		34,030
Legal fees		11,587
Portfolio accounting fees		109,325
Distribution services fee (Note 5)		13,306
Other service fees (Notes 2 and 5)		13,237
Share registration costs		42,863
Printing and postage		19,844
Taxes		100
Miscellaneous (Note 5)		22,760
TOTAL EXPENSES		591,623
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(222,345)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(65,857)
TOTAL WAIVERS AND REIMBURSEMENTS		(288,202)
Net expenses			303,421
Net investment income			1,558,153
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,083,678)
Net realized loss on futures contracts			(208,648)
Net change in unrealized depreciation of investments			3,163,981
Net realized and unrealized gain on investments and futures contracts			1,871,655
Change in net assets resulting from operations			$3,429,808
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets
Year Ended September 30	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,558,153	$3,112,352
Net realized loss	(1,292,326)	(24,368)
Net change in unrealized appreciation/depreciation	3,163,981	(4,307,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,429,808	(1,219,455)
Distributions to Shareholders:
Institutional Shares	(1,493,391)	(2,982,632)
Service Shares	(137,238)	(225,763)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,630,629)	(3,208,395)
Share Transactions:
Proceeds from sale of shares	15,883,707	22,413,466
Net asset value of shares issued to shareholders in payment of distributions declared	966,948	2,035,405
Cost of shares redeemed	(67,201,018)	(54,597,511)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(50,350,363)	(30,148,640)
Change in net assets	(48,551,184)	(34,576,490)
Net Assets:
Beginning of period	97,932,082	132,508,572
End of period	$49,380,898	$97,932,082
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
September 30, 2019
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
16

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report
17

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $288,202 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended September 30, 2018, were from net investment income. Undistributed net investment income as of September 30, 2018 was $16,162.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$13,237
For the year ended September 30, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the State of Maryland, and the Commonwealth of Pennsylvania.
Annual Shareholder Report
18

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and to seek to enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At September 30, 2019, the Fund had no outstanding futures contracts.
Annual Shareholder Report
19

The average notional value of long and short futures contracts held by the Fund throughout the period was $199,339 and $2,041,206, respectively. This is based on amounts held as of each month-end throughout the period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(208,648)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended September 30	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,668,175	$15,698,065	2,270,384	$21,348,683
Shares issued to shareholders in payment of distributions declared	92,825	876,794	198,968	1,868,985
Shares redeemed	(6,920,526)	(64,118,464)	(5,293,250)	(49,607,171)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,159,526)	$(47,543,605)	(2,823,898)	$(26,389,503)

Year Ended September 30	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,725	$185,642	112,612	$1,064,783
Shares issued to shareholders in payment of distributions declared	9,555	90,154	17,712	166,420
Shares redeemed	(330,293)	(3,082,554)	(533,140)	(4,990,340)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(301,013)	$(2,806,758)	(402,816)	$(3,759,137)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,460,539)	$(50,350,363)	(3,226,714)	$(30,148,640)
Annual Shareholder Report
20

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$1,630,629	$3,208,395
As of September 30, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$14,311
Net unrealized appreciation	$1,437,902
Capital loss carryforwards	$(3,141,418)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, REMIC adjustment and dollar-roll transactions.
At September 30, 2019, the cost of investments for federal tax purposes was $63,859,259. The net unrealized appreciation of investments for federal tax purposes was $1,437,902. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,478,475 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,573.
As of September 30, 2019, the Fund had a capital loss carryforward of $3,141,418 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,573,095	$1,568,323	$3,141,418
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2019, the Adviser voluntarily waived $218,706 of its fee and voluntarily reimbursed $55,268 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2019, the Adviser reimbursed $3,639.
Annual Shareholder Report
21

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2019, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$13,306	$(10,589)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2019, FSC retained $2,716 fees paid by the Fund.
Other Service Fees
For the year ended September 30, 2019, FSSC received $379 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.33% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the referenced share classes were 0.50%
Annual Shareholder Report
22

and 0.80%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2019, were as follows:
Purchases	$15,232,087
Sales	$7,825,758
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of September 30, 2019, the Fund had no outstanding loans. During the year ended September 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2019, there were no outstanding loans. During the year ended September 30, 2019, the program was not utilized.
9. SUBSEQUENT EVENT
Effective on or about November 27, 2019, the name of the Fund will change to Federated Select Total Return Bond Fund.
Annual Shareholder Report
23

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF THE FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
24

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
November 21, 2019
Annual Shareholder Report
25

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
26

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,028.40	$2.54[2]
Service Shares	$1,000	$1,026.90	$4.06[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.60	$2.54[2]
Service Shares	$1,000	$1,021.10	$4.05[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.50%
Service Shares	0.80%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.33% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.68 and $1.67, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.20 and $3.19, respectively.
Annual Shareholder Report
27

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report
28

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
29

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report
30

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
31

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
32

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report
33

Evaluation and Approval of Advisory Contract–May 2019
Federated Mortgage Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report
34

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report
35

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
36

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report
37

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Annual Shareholder Report
38

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Annual Shareholder Report
39

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
29311 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
September 30, 2019
Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Ultrashort Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2018 through September 30, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2019, was 2.79% for Class A Shares, 3.36% for Institutional Shares, 2.78% for Service Shares and 3.36% for Class R6 Shares.1 The total return of the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),2 the Fund's primary broad-based securities market benchmark, was 2.78% for the same period. The total return of the ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index (BOAML1T),3 the Fund's secondary index, was 3.13% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),4 a peer group average for the Fund, was 2.74% for the same period. The Fund's and LUSOFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns of the BSTGCI or the BOAML1T.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BSTGCI were: (a) sector allocation; (b) security selection; (c) the effect of derivative instruments; 5 and (d) duration/yield curve positioning.6
The following discussion will focus on the performance of the Fund's Institutional Shares relative to the BSTGCI.
Market Overview
The Federal Reserve (the “Fed”) raised the federal funds target rate in the first quarter of the reporting period, then lowered it in the final quarter. The Fed then followed with a subsequent target range reduction shortly after the end of the reporting period. The decreases reflected the first time the Fed had moved to cut interest rates in over ten years, the last time (December 2008) being during the financial crisis. Perceptions of a pending slowdown in the U.S. economy coupled with concerns over a lack of global economic growth in the face of mounting trade tensions led to a significant decline in market yields in the U.S. The Fed's actions came in response to market concerns, even as U.S. economic statistics remained generally biased towards expansion, albeit at a moderating pace. The 2-year Treasury Note began the reporting period with a yield of 2.82% and finished the period with a yield of 1.62%. The 5-Year Treasury Note began the period with a yield of 2.95% and finished with a yield of 1.55%, and the 10-Year Treasury Note began the period with a yield of 3.06% and finished with a yield of 1.67%. Though there were periods of volatility over the course of the Fund's fiscal year, credit spreads were essentially unchanged during the reporting period, with the option-adjusted spread on the Bloomberg Barclays 1-3 Year U.S. Credit Index7 moving from 0.42% on
Annual Shareholder Report

September 30, 2018 to 0.41% on September 30, 2019, and the Bloomberg Barclays Asset-Backed Securities (ABS) Index8 moving from 0.38% to 0.37% during the reporting period.
SECTOR ALLOCATION
As the BOAML1T has no sector diversification and the BSTGCI has only limited sector diversification (80% of the index was weighted in government securities at the end of the period versus only 20% in corporate securities, with zero weightings in mortgage-backed securities (MBS)9 and ABS), sector allocations and performance of the Fund is discussed on an absolute basis only, rather than by comparison to the indices. As mentioned above, spreads on credit products generally tightened for most of the reporting period and this, combined with the carry (i.e., coupon income) provided on the portfolio, allowed for better performance relative to the BOAML1T and BSTGCI. The Fund maintained overweight positions in credit products for the entire period, and security selection generated a portfolio with a better return on held assets than the benchmark.
At the end of the reporting period, the Fund had a 55% allocation, its largest, to ABS (predominantly backed by auto and credit card receivables). These securities performed well, finishing the reporting period with marginally tighter spreads than had existed at the previous fiscal year end. Fund management continued to seek opportunities in this sector by maintaining an allocation to subordinate10 ABS exposure, as well as opportunistic, well-structured ABS assets in sectors like student loans and equipment leasing receivables. At the end of the reporting period, the Fund's allocation to ABS added 194 basis points of gross return. Short duration investment-grade corporate securities (approximately 35% of assets at the end of the reporting period) also enjoyed tighter spreads, adding 112 basis points of gross return during the period. Noninvestment-grade exposure (4% of Fund assets) in the form of bank loans and high-yield securities contributed positively in greater proportion to its portfolio composition, adding 12 basis points of gross return during the reporting period. MBS exposure (8% of total exposure) returned 29 basis points of gross return during the reporting period, and the Fund's cash position, which averaged 3 percent of assets, contributed 8 basis points of gross return.
SECURITY SELECTION
When considering specific security alpha (a measure of performance on a risk-adjusted basis), it must be remembered that the BSTGCI contained an overwhelming proportion of non-credit (i.e., government) securities, so it is difficult to make a meaningful security contribution analysis since there was little overlap between the security composition of this index and that of the Fund. During the reporting period, there were no individual securities in the portfolio which generated a return of more than 3 basis points, and no securities detracted from return.
Annual Shareholder Report

Effect of Derivative Instruments
The Fund utilized short (prior to the end of calendar year 2018) and long positions (during calendar year 2019) in exchange-traded U.S. Treasury interest rate futures contracts as a means to either reduce or extend duration exposure over and above that created by the Fund's portfolio of physical securities. Rates rose early in the period (prior to the end of 2018), then generally fell over the remainder of the reporting period. On a combined basis, derivative positions contributed 11 basis points of return during the reporting period relative to what Fund performance would have been had these positions not been utilized.
Duration
During the first quarter of the reporting period (i.e., until the end of calendar year 2018), the Fund's duration profile was maintained at a level below that of the BSTGCI. Duration was then extended above that of the benchmark in the first quarter of 2019, then maintained at a level near the Fund's maximum duration in a range of 0.9-1.0 years for the remainder of the reporting period. One of the methods used to extend duration was to allow the level of floating rate securities in the portfolio, which had been at 71% of Fund assets at the end of the prior fiscal year, to decline to 55% of assets by the end of September 2019. As the yield curve inverted in the second half of the fiscal year, these floating rate securities actually ended up yielding more than securities with longer maturities, so a balance was struck between the capital appreciation opportunities offered by longer-dated securities and the higher yield offered by floating rate bonds. The Fund's duration and yield curve positioning added 43 of the total 96 basis points of gross excess return the Fund was able to post for the reporting period relative to the BSTGCI.
1	The Fund's R6 class commenced operations on May 29, 2019. For the periods prior to the commencement of operations of the Fund's R6 class, the performance information shown is for the Fund's Institutional Shares (IS) class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class.
2	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI.
3	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOAML1T.
4	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSOFA.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The fund is not governed by those rules, and its shares will fluctuate in value.
Annual Shareholder Report

7	The Bloomberg Barclays 1-3 Year U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted.*
8	The Bloomberg Barclays Asset-Backed Securities (ABS) Index is the ABS component of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
9	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
10	Because subordinated debts are only repayable after senior debts have been paid, they are more risky for the lender of the money than senior debts. The debts may be secured or unsecured. Subordinated loans typically have a lower credit rating, and, therefore, a higher yield than senior debt.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund (the “Fund”) from September 30, 2009 to September 30, 2019, compared to the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),2 the ICE BofA Merrill Lynch 1-Year US Treasury Note Index (BOAML1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2019
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 9/30/2019
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	0.69%	0.77%	1.12%
Institutional Shares	3.36%	1.74%	1.87%
Service Shares	2.78%	1.26%	1.41%
Class R6 Shares[5]	3.36%	1.74%	1.87%
BSTGCI	2.78%	1.23%	0.82%
BOAML1T	3.13%	1.12%	0.79%
LUSOFA	2.74%	1.30%	1.10%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions.
2	The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The BOAML1T is comprised of a single issue purchased at the beginning of the month and held for a full month. The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the returns of the funds that currently comprise the category.
5	The Fund's R6 class commenced operations on May 29, 2019. For the periods prior to the commencement of operations of the Fund's R6 class, the performance information shown is for the Fund's Institutional Shares (IS) class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	55.0%
Corporate Debt Securities	29.4%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	3.3%
Commercial Paper	0.6%
Municipal Bond	0.3%
Certificate of Deposit	0.1%
Mortgage-Backed Security[3,4]	0.0%
Adjustable Rate Securities[4]	0.0%
Derivative Contracts[4,5]	0.0%
High Yield Bond Portfolio	1.8%
Federated Bank Loan Core Fund	1.3%
Federated Mortgage Core Portfolio	0.2%
Federated Project and Trade Finance Core Fund	0.2%
Cash Equivalents[6]	3.8%
Other Assets and Liabilities—Net[7]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2019
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$809,331		FNMA ARM, 2.394%, 8/1/2033	$808,876
48,233		FNMA ARM, 3.070%, 4/1/2030	48,506
777,261		FNMA ARM, 3.089%, 7/1/2034	779,759
134,738		FNMA ARM, 3.883%, 5/1/2040	136,360
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,792,789)	1,773,501
		ASSET-BACKED SECURITIES—55.0%
		Auto Receivables—24.3%
974,809		ARI Fleet Lease Trust 2017-A, Class A2, 1.910%, 4/15/2026	973,222
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,509,722
6,285,991		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	6,297,704
6,100,000		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	6,137,663
20,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.347% (1-month USLIBOR +0.320%), 7/15/2022	20,012,989
12,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	12,124,455
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	15,296,690
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,206,297
1,808,892	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.270% (1-month USLIBOR +0.230%), 7/19/2021	1,808,784
3,690,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	3,718,232
10,200,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.347% (1-month USLIBOR +0.320%), 5/15/2023	10,206,630
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.190%, 3/22/2021	4,351,954
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,407,290
20,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	20,043,719
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	5,011,076
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,407,794
4,842,334		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.050%, 3/19/2021	4,840,507
2,435,000		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	2,437,119
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	$3,016,039
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,200,705
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,160,501
794,702	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.477% (1-month USLIBOR +0.450%), 5/15/2029	794,559
4,766,824	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.367% (1-month USLIBOR +0.340%), 11/15/2029	4,763,470
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	4,021,822
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,674,299
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,783,975
8,208,968	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 2.477% (1-month USLIBOR +0.450%), 4/15/2030	8,218,024
12,078,181	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 2.397% (1-month USLIBOR +0.370%), 8/15/2030	12,070,244
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,739,674
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,310,724
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,181,700
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,419,358
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,938,116
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,148,107
3,222,653	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.367% (1-month USLIBOR +0.340%), 8/15/2029	3,222,575
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,914,503
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,314,869
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	2,019,546
1,024,525		Drive Auto Receivables Trust 2016-CA, Class C, 3.020%, 11/15/2021	1,025,240
1,362,850		Drive Auto Receivables Trust 2017-3, Class C, 2.800%, 7/15/2022	1,364,190
2,429,069		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	2,431,432
8,253,355		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	8,268,637
25,350,000		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	25,461,833
9,500,000		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	9,629,687
5,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	4,988,475
12,282,967		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	12,383,457
9,458,191		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.870%, 10/20/2023	9,502,783
7,950,000		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/22/2024	8,040,620
8,475,000		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	8,501,940
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	$2,018,728
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,233,536
10,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,159,658
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,643,886
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,048,751
14,100,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	14,358,387
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.180%, 6/21/2021	1,249,720
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.730%, 9/20/2021	7,302,963
6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,544,080
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	3,001,566
3,744,504		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	3,743,864
812,743	[1]	GM Financial Consumer Automobile Receivables Trust 2018-1, Class A2B, 2.117% (1-month USLIBOR +0.090%), 1/19/2021	812,712
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,306,118
2,965,890	[1]	GM Financial Securitized Term 2018-3, Class A2B, 2.137% (1-month USLIBOR +0.110%), 7/16/2021	2,966,061
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,404,094
10,607,871		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	10,640,658
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,092,728
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.970%, 1/18/2022	8,212,252
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,393,934
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,994,249
11,800,000		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	11,865,365
7,700,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	7,790,151
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,656,977
5,000,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	5,057,278
14,000,000		Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	13,991,521
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,991,758
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.390%, 5/17/2021	$16,999,097
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.130%, 3/15/2021	5,999,044
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	6,803,685
12,000,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	12,088,064
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,174,574
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,547,780
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,440,119
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	7,015,353
6,250,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	6,317,571
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,374,230
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 2.287% (1-month USLIBOR +0.260%), 5/16/2022	16,204,491
4,650,000	[1]	Motor PLC 2017-1A, Class A1, 2.548% (1-month USLIBOR +0.530%), 9/25/2024	4,648,840
12,700,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 2.648% (1-month USLIBOR +0.630%), 9/25/2023	12,714,304
6,650,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 2.658% (1-month USLIBOR +0.640%), 5/25/2024	6,666,682
2,300,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 2.968% (1-month USLIBOR +0.950%), 5/25/2024	2,303,693
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.877% (1-month USLIBOR +0.850%), 4/18/2022	10,018,046
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 2.707% (1-month USLIBOR +0.680%), 10/17/2022	5,015,330
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	7,044,532
15,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 2.667% (1-month USLIBOR +0.640%), 2/15/2023	15,541,287
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 2.627% (1-month USLIBOR +0.600%), 10/15/2023	4,003,552
33,000,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,754,139
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.170%, 12/15/2021	3,399,633
1,998,314		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,001,084
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	$6,020,698
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,454,821
15,500,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 3.280%, 10/15/2025	15,532,825
12,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	12,237,230
15,000,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,124,348
1,540,524		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,539,197
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,497,445
4,252,676		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	4,250,474
7,213,953	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.228% (1-month USLIBOR +0.210%), 2/25/2021	7,209,735
6,500,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	6,589,121
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,524,417
10,450,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	10,701,465
2,800,000		Toyota Auto Receivables Owner Trust 2019-A, Class A2A, 2.830%, 10/15/2021	2,810,041
7,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	6,992,941
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,265,007
5,534,942		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	5,549,216
6,143,640		World Omni Auto Receivables Trust 2019-A, Class A2, 3.020%, 4/15/2022	6,173,052
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	12,820,490
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,627,156
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,105,087
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	6,004,835
		TOTAL	892,888,677
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—17.3%
$8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.477% (1-month USLIBOR +0.450%), 9/16/2024	$8,244,504
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 2.607% (1-month USLIBOR +0.580%), 2/18/2025	6,689,663
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 2.287% (1-month USLIBOR +0.260%), 5/16/2022	10,546,141
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.347% (1-month USLIBOR +0.320%), 10/15/2025	11,995,858
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.577% (1-month USLIBOR +0.550%), 12/15/2025	10,013,526
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.597% (1-month USLIBOR +0.570%), 2/17/2026	16,643,137
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,668,096
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 2.617% (1-month USLIBOR +0.590%), 4/15/2026	18,708,084
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	4,497,385
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,686,437
16,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	15,950,559
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.357% (1-month USLIBOR +0.330%), 3/15/2023	2,602,665
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.327% (1-month USLIBOR +0.300%), 5/15/2023	13,436,729
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.357% (1-month USLIBOR +0.330%), 7/15/2024	15,005,719
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.537% (1-month USLIBOR +0.510%), 9/16/2024	15,089,794
10,000,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	9,968,789
11,000,000	[1]	Cards II Trust 2017-2A, Class A, 2.287% (1-month USLIBOR +0.260%), 10/17/2022	11,000,467
20,300,000	[1]	Cards II Trust 2018-1A, Class A, 2.377% (1-month USLIBOR +0.350%), 4/17/2023	20,317,722
16,500,000	[1]	Cards II Trust 2019-1A, Class A, 2.417% (1-month USLIBOR +0.390%), 5/15/2024	16,480,106
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.327% (1-month USLIBOR +0.300%), 1/15/2022	15,009,127
20,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.227% (1-month USLIBOR +0.200%), 4/17/2023	20,018,283
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.532% (1-month USLIBOR +0.490%), 12/7/2023	$10,060,799
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 2.262% (1-month USLIBOR +0.220%), 4/7/2022	10,003,458
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.382% (1-month USLIBOR +0.340%), 6/7/2025	17,999,820
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 2.517% (1-month USLIBOR +0.490%), 7/15/2024	6,286,814
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.387% (1-month USLIBOR +0.360%), 4/15/2025	14,730,924
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.417% (1-month USLIBOR +0.390%), 3/15/2026	6,235,623
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 2.287% (1-month USLIBOR +0.260%), 10/15/2021	15,000,052
17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.377% (1-month USLIBOR +0.350%), 7/15/2022	17,025,992
14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 2.507% (1-month USLIBOR +0.480%), 1/15/2023	14,043,937
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,063,287
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,799,492
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,102,230
11,800,000	[1]	First National Master Note Trust 2017-2, Class A, 2.467% (1-month USLIBOR +0.440%), 10/16/2023	11,813,441
5,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.487% (1-month USLIBOR +0.460%), 10/15/2024	4,999,466
3,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	2,997,482
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.547% (1-month USLIBOR +0.520%), 7/15/2024	21,525,410
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,788,573
22,040,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.427% (1-month USLIBOR +0.400%), 7/15/2022	22,018,676
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.560%, 7/21/2021	3,249,947
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	12,504,769
2,700,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.535% (1-month USLIBOR +0.490%), 7/21/2024	2,697,468
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,869,059
9,500,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.385% (1-month USLIBOR +0.340%), 1/21/2022	9,501,489
15,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 2.525% (1-month USLIBOR +0.480%), 7/21/2022	15,027,524
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 2.436% (1-month USLIBOR +0.390%), 1/23/2023	18,503,892
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.420% (1-month USLIBOR +0.380%), 3/18/2022	$15,000,142
16,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.490% (1-month USLIBOR +0.450%), 9/18/2022	15,999,584
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 2.580% (1-month USLIBOR +0.540%), 7/18/2023	11,007,529
16,000,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.295% (1-month USLIBOR +0.250%), 2/27/2023	16,002,285
17,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.395% (1-month USLIBOR +0.350%), 9/26/2023	17,010,927
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	15,172,543
14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	14,622,344
		TOTAL	635,237,769
		Equipment Lease—4.9%
3,135,000		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	3,144,919
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,687,792
5,072,863		DLL Securitization Trust 2018-1, Class A2, 2.810%, 11/17/2020	5,074,625
24,000,000		DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	24,086,093
13,251,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,339,097
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	5,675,231
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.730%, 10/24/2022	4,591,798
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.270%, 10/23/2023	3,260,373
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,602,150
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,143,988
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,339,096
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,862,872
2,155,995		Great America Leasing Receivables 2018-1, Class A2, 2.350%, 5/15/2020	2,155,865
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,252,023
6,500,000		Great America Leasing Receivables 2019-1, Class A2, 2.970%, 6/15/2021	6,526,806
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,780,593
8,000,000		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	8,039,339
2,082,779		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	2,087,258
7,750,000		MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	7,806,741
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.440%, 2/15/2023	8,993,387
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$1,750,000		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	$1,757,309
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,917,531
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,253,022
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	4,999,690
11,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.527% (1-month USLIBOR +0.500%), 11/15/2022	11,784,790
22,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.547% (1-month USLIBOR +0.520%), 7/17/2023	22,075,443
		TOTAL	181,237,831
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 2.758% (1-month USLIBOR +0.740%), 8/25/2034	25,497
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	3,918
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	29,415
		Manufactured Housing—0.0%
9,917		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	10,110
		Other—8.3%
3,765,478	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.698% (1-month USLIBOR +0.680%), 10/25/2035	3,763,864
655,498	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.318% (1-month USLIBOR +0.300%), 7/26/2066	655,648
5,986,477		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	6,007,582
1,760,482	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.377% (1-month USLIBOR +0.350%), 12/15/2059	1,759,880
6,900,367	[1]	Navient Student Loan Trust 2019-BA, Class A1, 2.427% (1-month USLIBOR +0.400%), 12/15/2059	6,904,539
9,000,000	[1]	Navient Student Loan Trust 2019-D, Class A2B, 3.077% (1-month USLIBOR +1.050%), 12/15/2059	9,012,105
11,045,228		Navient Student Loan Trust 2019-EA, Class A1, 2.390%, 5/15/2068	11,094,243
877,689	[1]	Nelnet Student Loan Trust 2018-1A, Class A1, 2.338% (1-month USLIBOR +0.320%), 5/25/2066	877,712
6,835,267	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 2.518% (1-month USLIBOR +0.500%), 10/25/2028	6,794,119
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	8,323,468
10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	9,996,455
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 2.627% (1-month USLIBOR +0.600%), 7/15/2022	$12,371,072
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.570%, 7/15/2022	7,980,344
4,000,000	[1]	PFS Financing Corp. 2017-C, Class A, 2.497% (1-month USLIBOR +0.470%), 10/15/2021	3,998,789
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 2.827% (1-month USLIBOR +0.800%), 10/15/2021	6,445,582
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	7,996,807
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.427% (1-month USLIBOR +0.400%), 2/17/2022	21,661,418
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 2.627% (1-month USLIBOR +0.600%), 2/17/2022	3,999,770
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,032,487
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 2.707% (1-month USLIBOR +0.680%), 10/17/2022	7,999,612
8,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 2.577% (1-month USLIBOR +0.550%), 4/15/2024	8,017,226
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,634,837
6,614,370		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	6,781,749
805,349	[1]	SLM Student Loan Trust 2010-A, Class 2A, 5.277% (1-month USLIBOR +3.250%), 5/16/2044	807,814
740,087	[1]	SLM Student Loan Trust 2011-1, Class A1, 2.538% (1-month USLIBOR +0.520%), 3/25/2026	740,746
2,197,095	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.618% (1-month USLIBOR +0.600%), 11/25/2027	2,203,613
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	12,064,375
59,039	[1]	SLMA 2013-B A2B, Class A2B, 3.127% (1-month USLIBOR +1.100%), 6/17/2030	59,051
3,465,586	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 2.377% (1-month USLIBOR +0.350%), 3/16/2026	3,467,398
2,011,080	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.327% (1-month USLIBOR +0.300%), 9/15/2025	2,011,946
1,438,900		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	1,441,355
498,666	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 3.268% (1-month USLIBOR +1.250%), 8/25/2032	499,363
1,092,135	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 3.218% (1-month USLIBOR +1.200%), 3/25/2033	1,094,203
1,074,379	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 2.968% (1-month USLIBOR +0.950%), 1/25/2039	1,081,631
1,641,748	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 2.868% (1-month USLIBOR +0.850%), 7/25/2039	1,647,071
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,753,780	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.718% (1-month USLIBOR +0.700%), 3/26/2040	$2,761,831
2,057,257	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 2.618% (1-month USLIBOR +0.600%), 7/25/2040	2,055,336
145,479		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.720%, 9/25/2040	145,365
2,594,107	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.518% (1-month USLIBOR +0.500%), 11/26/2040	2,596,044
2,268,198		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	2,265,792
1,990,602	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.368% (1-month USLIBOR +0.350%), 2/25/2042	1,992,388
9,746,849		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	9,840,376
8,111,947		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	8,118,072
5,501,979		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	5,542,734
2,152,725		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	2,174,938
928,187		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	930,659
768,470		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	770,857
3,140,187		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	3,162,673
2,384,151		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	2,392,171
1,122,555		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	1,122,152
3,734,756		Sofi Consumer Loan Program Trust 2018-3, Class A1, 3.200%, 8/25/2027	3,744,376
10,951,449		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	11,028,040
4,376,687	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.768% (1-month USLIBOR +0.750%), 9/25/2056	4,376,900
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.304% (1-month USLIBOR +0.260%), 9/20/2022	21,312,370
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,180,407
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,544,872
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,669,732
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	$11,088,249
		TOTAL	307,044,208
		Rate Reduction Bond—0.1%
2,172,505		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	2,256,787
		Technology—0.1%
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,756,551
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,011,193,744)	2,021,461,348
		CORPORATE BONDS—29.4%
		Capital Goods - Aerospace & Defense—0.3%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,383,679
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,505,915
		TOTAL	9,889,594
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,060,600
		Capital Goods - Diversified Manufacturing—1.0%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	14,961,326
6,000,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.650%, 12/1/2019	6,000,508
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,145,322
7,020,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 2.576% (3-month USLIBOR +0.450%), 6/5/2020	7,025,546
		TOTAL	35,132,702
		Communications - Cable & Satellite—0.7%
5,500,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.538% (3-month USLIBOR +0.440%), 10/1/2021	5,518,679
20,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.933% (3-month USLIBOR +0.630%), 4/15/2024	20,973,344
		TOTAL	26,492,023
		Communications - Media & Entertainment—0.3%
2,610,000		Fox Corp., Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	2,695,803
9,675,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.362% (3-month USLIBOR +0.250%), 9/1/2021	9,691,237
		TOTAL	12,387,040
		Communications - Telecom Wireless—0.5%
19,500,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.312% (3-month USLIBOR +0.990%), 1/16/2024	19,680,693
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—0.6%
$16,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.311% (3-month USLIBOR +1.180%), 6/12/2024	$16,303,781
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.118% (3-month USLIBOR +1.000%), 3/16/2022	4,234,226
		TOTAL	20,538,007
		Consumer Cyclical - Automotive—3.0%
3,180,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.378% (3-month USLIBOR +0.260%), 6/16/2020	3,184,400
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.391% (3-month USLIBOR +0.210%), 2/12/2021	10,000,329
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.950%, 7/20/2020	99,958
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.424% (3-month USLIBOR +0.290%), 12/10/2021	6,992,935
8,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.599% (3-month USLIBOR +0.450%), 2/22/2021	8,001,090
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.816% (3-month USLIBOR +0.530%), 5/5/2020	4,006,370
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,210,562
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.311% (3-month USLIBOR +1.000%), 1/9/2020	15,002,296
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.374% (3-month USLIBOR +1.270%), 3/28/2022	3,522,338
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.233% (3-month USLIBOR +0.930%), 4/13/2020	4,010,135
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.853% (3-month USLIBOR +1.550%), 1/14/2022	9,158,866
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.794% (3-month USLIBOR +0.690%), 9/28/2022	3,994,542
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.193% (3-month USLIBOR +0.890%), 1/13/2022	10,047,098
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.730% (3-month USLIBOR +0.390%), 1/11/2023	4,977,191
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	4,061,075
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.739% (3-month USLIBOR +0.440%), 10/18/2019	7,002,274
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.030% (3-month USLIBOR +0.690%), 1/11/2022	5,048,800
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	2,005,843
		TOTAL	110,326,102
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—1.5%
$3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	$3,598,075
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,997,279
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 2.822% (3-month USLIBOR +0.720%), 3/9/2021	13,121,652
13,390,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.003% (3-month USLIBOR +0.700%), 4/17/2020	13,392,494
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.276% (3-month USLIBOR +0.150%), 6/5/2020	5,003,244
17,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.447% (3-month USLIBOR +0.310%), 3/1/2022	17,027,889
		TOTAL	56,140,633
		Consumer Cyclical - Services—0.2%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	8,506,856
		Consumer Non-Cyclical - Food/Beverage—1.4%
3,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,704,489
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.858% (3-month USLIBOR +0.700%), 11/15/2021	5,745,081
9,700,000		Danone SA, Sr. Unsecd. Note, 144A, 1.691%, 10/30/2019	9,695,534
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.313% (3-month USLIBOR +1.010%), 10/17/2023	7,004,799
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,318,429
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,519,850
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,081,054
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	4,117,909
6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.601% (3-month USLIBOR +0.450%), 8/21/2020	6,821,099
		TOTAL	51,008,244
		Consumer Non-Cyclical - Health Care—0.4%
4,298,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.979% (3-month USLIBOR +0.875%), 12/29/2020	4,299,514
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.142% (3-month USLIBOR +1.030%), 6/6/2022	10,547,098
		TOTAL	14,846,612
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
9,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	9,165,394
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.754% (3-month USLIBOR +0.620%), 6/10/2022	6,500,349
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 2.736% (3-month USLIBOR +0.630%), 6/25/2021	1,998,294
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.128% (3-month USLIBOR +1.010%), 12/15/2023	$9,111,809
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	4,765,228
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,474,058
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.350%, 2/1/2020	4,004,908
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,923,325
		TOTAL	43,943,365
		Consumer Non-Cyclical - Tobacco—0.3%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.038% (3-month USLIBOR +0.880%), 8/15/2022	10,061,291
		Energy - Independent—0.4%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.637% (3-month USLIBOR +1.450%), 8/15/2022	13,389,502
		Energy - Integrated—0.7%
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 2.988% (3-month USLIBOR +0.870%), 9/16/2021	2,810,980
10,000,000	[1]	Chevron Corp., Unsecd. Note, 2.688% (3-month USLIBOR +0.530%), 11/15/2021	10,079,327
13,700,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	13,773,814
		TOTAL	26,664,121
		Energy - Midstream—0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,536,309
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,155,848
5,000,000	[1]	MPLX LP, Sr. Unsecd. Note, 3.026% (3-month USLIBOR +0.900%), 9/9/2021	5,017,297
		TOTAL	17,709,454
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 2.732% (3-month USLIBOR +0.600%), 2/26/2021	6,175,322
		Financial Institution - Banking—9.1%
10,000,000	[1]	American Express Co., 2.782% (3-month USLIBOR +0.650%), 2/27/2023	10,023,562
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	5,050,428
4,200,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	4,279,103
4,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 2.583% (3-month USLIBOR +0.460%), 5/17/2021	4,017,937
12,855,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,168,009
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.282% (3-month USLIBOR +1.000%), 4/24/2023	$10,083,395
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.639% (3-month USLIBOR +0.380%), 1/23/2022	5,000,347
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.937% (3-month USLIBOR +0.660%), 7/21/2021	5,014,410
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.457% (3-month USLIBOR +1.180%), 10/21/2022	7,093,365
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.558% (3-month USLIBOR +0.440%), 6/15/2020	8,019,815
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.315% (3-month USLIBOR +1.050%), 10/30/2023	5,087,543
3,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	3,055,060
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.415% (3-month USLIBOR +1.150%), 1/30/2023	7,748,029
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.531% (3-month USLIBOR +0.350%), 2/12/2021	5,006,759
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.573% (3-month USLIBOR +0.320%), 5/1/2020	5,006,245
6,665,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,755,992
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.127% (3-month USLIBOR +0.790%), 1/10/2020	5,006,388
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.172% (3-month USLIBOR +1.070%), 12/8/2021	5,062,396
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,986,072
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.054% (3-month USLIBOR +0.950%), 3/29/2023	10,066,219
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 2.942% (3-month USLIBOR +0.830%), 9/6/2021	10,098,869
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.868% (3-month USLIBOR +0.730%), 6/11/2021	8,321,650
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.706% (3-month USLIBOR +0.440%), 7/26/2021	5,260,949
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.897% (3-month USLIBOR +0.750%), 2/23/2023	2,999,302
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.376% (3-month USLIBOR +1.110%), 4/26/2022	5,810,734
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.419% (3-month USLIBOR +1.160%), 4/23/2020	3,766,751
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.123% (3-month USLIBOR +1.000%), 5/18/2024	10,045,152
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,868,263
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	$6,205,296
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.989% (3-month USLIBOR +0.730%), 4/23/2024	5,989,029
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.512% (3-month USLIBOR +1.230%), 10/24/2023	5,082,520
3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.543% (3-month USLIBOR +0.290%), 2/1/2021	3,001,174
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,995,568
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.733% (3-month USLIBOR +0.610%), 5/18/2022	7,011,310
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.777% (3-month USLIBOR +0.640%), 12/1/2021	6,497,745
7,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.731% (3-month USLIBOR +0.550%), 2/10/2021	7,006,678
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,171,210
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	1,249,701
3,300,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,304,073
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.527% (3-month USLIBOR +0.250%), 1/22/2021	3,002,431
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.755% (3-month USLIBOR +0.500%), 7/27/2022	6,682,334
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 3.035% (3-month USLIBOR +0.500%), 8/13/2021	5,003,057
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,731,023
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.785% (3-month USLIBOR +0.530%), 1/31/2020	10,011,967
7,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.855% (3-month USLIBOR +0.590%), 8/2/2022	7,016,296
10,000,000	[1]	The Bank of New York Mellon Corp., Sr. Unsecd. Note, Series BKNT, 2.432% (3-month USLIBOR +0.300%), 12/4/2020	10,003,128
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.568% (3-month USLIBOR +0.430%), 6/11/2021	15,811,371
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.399% (3-month USLIBOR +0.140%), 10/23/2020	9,564,636
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.441% (3-month USLIBOR +0.290%), 5/21/2021	6,004,802
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.485% (3-month USLIBOR +1.230%), 10/31/2023	5,179,696
5,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	4,989,491
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.613% (3-month USLIBOR +0.310%), 1/15/2021	$15,023,844
		TOTAL	333,241,124
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.683% (3-month USLIBOR +0.430%), 11/1/2021	10,035,928
		Financial Institution - Finance Companies—0.2%
2,120,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,205,060
3,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,706,355
		TOTAL	5,911,415
		Financial Institution - Insurance - Health—0.7%
14,690,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 2.789% (3-month USLIBOR +0.650%), 9/17/2021	14,690,594
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.373% (3-month USLIBOR +0.070%), 10/15/2020	10,577,845
		TOTAL	25,268,439
		Financial Institution - Insurance - Life—1.7%
7,620,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 2.390% (Secured Overnight Financing Rate +0.570%), 9/7/2020	7,641,347
4,765,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	4,903,838
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	6,663,702
2,915,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,940,778
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.581% (3-month USLIBOR +0.270%), 4/9/2020	10,011,320
6,085,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.672% (3-month USLIBOR +0.390%), 10/24/2019	6,086,358
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,395,650
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 2.559% (3-month USLIBOR +0.320%), 8/6/2021	13,425,490
		TOTAL	63,068,483
		Financial Institution - REIT - Office—0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,243,950
		Technology—1.3%
6,535,000	[3]	Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,527,848
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.251% (3-month USLIBOR +0.070%), 5/11/2020	5,001,299
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.000%, 1/15/2022	$4,984,581
5,835,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	6,107,297
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,699,047
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 2.594% (3-month USLIBOR +0.470%), 11/30/2020	11,310,824
3,500,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	3,500,724
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 2.995% (3-month USLIBOR +0.730%), 1/30/2023	5,029,111
		TOTAL	47,160,731
		Transportation - Services—0.3%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,329,756
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,356,857
4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	4,930,602
		TOTAL	11,617,215
		Utility - Electric—2.0%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,507,116
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	5,003,672
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.506% (3-month USLIBOR +0.400%), 6/25/2021	7,025,692
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,057,026
388,750		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	388,665
10,000,000	[1]	Duke Energy Progress LLC, 2.282% (3-month USLIBOR +0.180%), 9/8/2020	10,007,882
5,590,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.639% (3-month USLIBOR +0.400%), 5/6/2022	5,591,612
2,980,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.749% (3-month USLIBOR +0.650%), 3/27/2020	2,981,208
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	4,886,773
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,838,463
8,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	8,394,798
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	5,510,355
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,015,159
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	$10,580,831
		TOTAL	74,789,252
		Utility - Natural Gas—0.5%
9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.803% (3-month USLIBOR +0.500%), 1/15/2021	9,627,239
10,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.433% (3-month USLIBOR +0.275%), 11/15/2019	10,002,539
		TOTAL	19,629,778
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,069,965,867)	1,077,918,476
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.467% (1-month USLIBOR +0.400%), Mandatory Tender 11/1/2020 (IDENTIFIED COST $11,000,000)	11,020,790
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
378,488		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $400,133)	438,770
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Commercial Mortgage—3.3%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.277% (1-month USLIBOR +1.250%), 7/15/2035	20,000,130
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.427% (1-month USLIBOR +1.400%), 11/15/2036	25,000,030
11,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 3.087% (1-month USLIBOR +1.030%), 11/19/2035	11,003,716
15,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.407% (1-month USLIBOR +1.350%), 11/19/2035	15,051,387
21,400,000	[1]	GS Mortgage Securities Trust 2014-GC24, Class B, 3.227% (1-month USLIBOR +1.200%), 11/15/2035	21,406,694
7,000,000	[1]	GS Mortgage Securities Trust 2018-FBLU, Class A, 2.977% (1-month USLIBOR +0.950%), 11/15/2035	6,999,998
14,980,663	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.828% (1-month USLIBOR +0.790%), 4/10/2046	15,001,195
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.224% (1-month USLIBOR +1.200%), 6/15/2045	5,033,111
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $119,104,855)	119,496,261
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.4%
		Equipment Lease—0.2%
$4,000,000		CNH Equipment Trust 2019-A, Class A2, 2.960%, 5/16/2022	$4,018,203
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,553,599
		TOTAL	5,571,802
		Federal Home Loan Mortgage Corporation—0.3%
89,462	[1]	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 2.427% (1-month USLIBOR +0.400%), 7/15/2036	89,472
1,761,160	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 2.427% (1-month USLIBOR +0.400%), 6/15/2034	1,767,410
392,232	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 2.327% (1-month USLIBOR +0.300%), 4/15/2035	391,437
1,096,766	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 2.547% (1-month USLIBOR +0.520%), 12/15/2035	1,103,567
317,260	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.487% (1-month USLIBOR +0.460%), 2/15/2034	318,256
1,246,568	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 2.437% (1-month USLIBOR +0.410%), 5/15/2036	1,248,051
503,857	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 2.575% (1-month USLIBOR +0.380%), 5/15/2036	503,819
278,171	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 2.512% (1-month USLIBOR +0.485%), 8/15/2035	279,265
435,242	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 2.327% (1-month USLIBOR +0.300%), 9/15/2036	433,777
446,375	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.427% (1-month USLIBOR +0.400%), 7/15/2036	446,194
155,765	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 2.427% (1-month USLIBOR +0.400%), 7/15/2036	155,935
133,357	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 2.477% (1-month USLIBOR +0.450%), 7/15/2037	133,559
1,759,931	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 2.627% (1-month USLIBOR +0.600%), 11/15/2037	1,774,897
1,458,061	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 2.447% (1-month USLIBOR +0.420%), 11/15/2037	1,460,213
172,942	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 2.777% (1-month USLIBOR +0.750%), 7/15/2036	175,029
526,822	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 2.937% (1-month USLIBOR +0.910%), 7/15/2037	534,121
		TOTAL	10,815,002
		Federal National Mortgage Association—0.2%
24,148	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 2.518% (1-month USLIBOR +0.500%), 8/25/2039	24,207
163,847	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 3.040% (1-month USLIBOR +1.000%), 12/18/2032	166,877
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$507,784	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 2.318% (1-month USLIBOR +0.300%), 12/25/2036	$506,295
398,164	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.448% (1-month USLIBOR +0.430%), 6/25/2036	398,880
1,745,021	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 2.418% (1-month USLIBOR +0.400%), 7/25/2036	1,745,619
414,419	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 2.368% (1-month USLIBOR +0.350%), 8/25/2036	413,876
1,090,502	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 2.368% (1-month USLIBOR +0.350%), 9/25/2036	1,089,636
954,993	[1]	Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 2.238% (1-month USLIBOR +0.220%), 2/25/2046	947,422
651,128	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 2.478% (1-month USLIBOR +0.460%), 9/25/2037	651,887
328,192	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.468% (1-month USLIBOR +0.450%), 7/25/2037	329,038
187,100	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.018% (1-month USLIBOR +1.000%), 6/25/2037	191,810
42,741	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 2.818% (1-month USLIBOR +0.800%), 5/25/2039	42,873
458,045	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 2.868% (1-month USLIBOR +0.850%), 4/25/2037	465,803
		TOTAL	6,974,223
		Government Agency—0.0%
812,082		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	807,565
382,266	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.507% (1-month USLIBOR +0.450%), 1/8/2020	382,483
		TOTAL	1,190,048
		Government National Mortgage Association—0.6%
8,858,412	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 2.578% (1-month USLIBOR +0.350%), 11/20/2062	8,833,750
6,248,302	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.768% (1-month USLIBOR +0.540%), 7/20/2063	6,256,289
7,422,480	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.778% (1-month USLIBOR +0.550%), 7/20/2063	7,432,936
		TOTAL	22,522,975
		Non-Agency Mortgage—3.1%
208,296	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 3.144% (1-month USLIBOR +1.100%), 11/20/2035	111,543
124,462	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 2.858% (3-month USLIBOR +0.700%), 2/15/2058	124,495
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$5,817,462	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 2.634% (3-month USLIBOR +0.470%), 12/19/2059	$5,814,198
10,287,182	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.582% (3-month USLIBOR +0.450%), 8/25/2060	10,272,287
11,745,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.663% (3-month USLIBOR +0.360%), 10/15/2054	11,738,658
20,173,988	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.723% (3-month USLIBOR +0.420%), 10/15/2054	20,162,166
161,532	[1]	Impac CMB Trust 2004-7, Class 1A2, 2.938% (1-month USLIBOR +0.920%), 11/25/2034	159,051
264,535	[1]	Impac CMB Trust 2004-9, Class 1A2, 2.898% (1-month USLIBOR +0.880%), 1/25/2035	254,211
10,240,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.569% (3-month USLIBOR +0.420%), 12/22/2069	10,240,061
7,600,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.569% (3-month USLIBOR +0.420%), 12/22/2069	7,595,212
415,870	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 2.727% (1-month USLIBOR +0.700%), 11/15/2031	409,781
7,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.683% (3-month USLIBOR +0.380%), 7/15/2058	7,002,233
686,626		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	674,289
2,062,152		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,021,754
2,728,407		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	2,678,165
14,560,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.827% (3-month USLIBOR +0.550%), 1/21/2070	14,568,678
18,500,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.667% (3-month USLIBOR +0.390%), 1/21/2070	18,452,917
483,304	[1]	Washington Mutual 2006-AR1, Class 2A1B, 3.516% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	472,701
737,330	[1]	Washington Mutual 2006-AR15, Class 1A, 3.286% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	653,490
415,154	[1]	Washington Mutual 2006-AR17, Class 1A, 3.302% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	394,331
84,308		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.849%, 7/25/2034	83,488
		TOTAL	113,883,709
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $161,149,582)	160,957,759
Annual Shareholder Report

Principal Amount or Shares			Value
		CERTIFICATE OF DEPOSIT—0.1%
		Financial Institution - Banking—0.1%
$2,000,000		China Construction Bank Corp., 2.240%, 2/21/2020 (IDENTIFIED COST $2,000,000)	$1,999,868
	[4]	COMMERCIAL PAPER—0.6%
		Consumer Cyclical - Automotive—0.6%
21,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020 (IDENTIFIED COST $20,777,377)	20,848,546
		INVESTMENT COMPANIES—7.3%
4,963,460		Federated Bank Loan Core Fund	48,641,912
5,508,000		Federated Government Obligations Fund, Premier Shares, 1.89%[5]	5,508,000
131,857,644		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.06%[5]	131,884,015
894,507		Federated Mortgage Core Portfolio	8,846,674
845,200		Federated Project and Trade Finance Core Fund	7,606,804
10,719,066		High Yield Bond Portfolio	67,315,731
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $272,769,913)	269,803,136
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $3,670,154,260)[6]	3,685,718,455
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(12,896,097)
		TOTAL NET ASSETS—100%	$3,672,822,358
At September 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[8]United States Treasury Note 2-Year Long Futures	300	$64,650,000	December 2019	$(199,920)
[8]United States Treasury Note 5-Year Long Futures	400	$47,659,375	December 2019	$(304,061)
[8]United States Treasury Note 10-Year Long Futures	100	$13,031,250	December 2019	$(130,703)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(634,684)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
	Balance of Shares Held 9/30/2018	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	11,500,220	1,121,040	(7,657,800)
Federated Government Obligations Fund*	—	10,027,640	(4,519,640)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	183,343,828	1,705,920,413	(1,757,406,597)
Federated Mortgage Core Portfolio	864,667	29,840	—
Federated Project and Trade Finance Core Fund	807,085	38,115	—
High Yield Bond Portfolio	2,115,956	8,603,110	—
TOTAL OF AFFILIATED TRANSACTIONS	198,631,756	1,725,740,158	(1,769,584,037)
Annual Shareholder Report

Balance of Shares Held 9/30/2019	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividend Income
4,963,460	$48,641,912	$(1,160,250)	$(2,036,272)	$3,816,060
5,508,000	$5,508,000	N/A	N/A	$—
131,857,644	$131,884,015	$(8,322)	$37,930	$3,275,171
894,507	$8,846,674	$351,371	$—	$289,597
845,200	$7,606,804	$(65,913)	$—	$344,406
10,719,066	$67,315,731	$356,715	$—	$2,134,799
154,787,877	$269,803,136	$(526,399)	$(1,998,342)	$9,860,033
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision the Fund's Board of Directors (the “Directors).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $3,670,176,554.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,773,501	$—	$1,773,501
Asset-Backed Securities	—	2,021,457,430	3,918	2,021,461,348
Corporate Bonds	—	1,077,918,476	—	1,077,918,476
Municipal Bond	—	11,020,790	—	11,020,790
Mortgage-Backed Security	—	438,770	—	438,770
Commercial Mortgage-Backed Securities	—	119,496,261	—	119,496,261
Collateralized Mortgage Obligations	—	160,957,759	—	160,957,759
Certificate of Deposit	—	1,999,868	—	1,999,868
Commercial Paper	—	20,848,546	—	20,848,546
Investment Companies[1]	262,196,332	—	—	269,803,136
TOTAL SECURITIES	$262,196,332	$3,415,911,401	$3,918	$3,685,718,455
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(634,684)	—	—	(634,684)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(634,684)	$—	$—	$(634,684)
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $7,606,804 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRN(s)	—Floating Rate Note(s)
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.10	$9.12	$9.12	$9.09	$9.17
Income From Investment Operations:
Net investment income (loss)	0.19	0.15	0.09	0.06	0.05
Net realized and unrealized gain (loss)	0.06	(0.02)	0.00[1]	0.03	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.13	0.09	0.09	(0.03)
Less Distributions:
Distributions from net investment income	(0.19)	(0.15)	(0.09)	(0.06)	(0.05)
Net Asset Value, End of Period	$9.16	$9.10	$9.12	$9.12	$9.09
Total Return[2]	2.79%	1.39%	1.04%	1.03%	(0.32)%
Ratios to Average Net Assets:
Net expenses	0.91%	0.91%	0.92%	0.91%	0.91%
Net investment income	2.10%	1.60%	1.02%	0.68%	0.50%
Expense waiver/reimbursement[3]	0.09%	0.12%	0.13%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$318,992	$281,543	$269,004	$270,412	$312,778
Portfolio turnover	36%	32%	33%	30%	21%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.09	$9.12	$9.11	$9.09	$9.16
Income From Investment Operations:
Net investment income (loss)	0.24	0.20	0.14	0.11	0.10
Net realized and unrealized gain (loss)	0.06	(0.03)	0.01	0.02	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.17	0.15	0.13	0.03
Less Distributions:
Distributions from net investment income	(0.24)	(0.20)	(0.14)	(0.11)	(0.10)
Net Asset Value, End of Period	$9.15	$9.09	$9.12	$9.11	$9.09
Total Return[1]	3.36%	1.83%	1.70%	1.48%	0.33%
Ratios to Average Net Assets:
Net expenses	0.36%	0.37%	0.37%	0.36%	0.36%
Net investment income	2.65%	2.17%	1.58%	1.23%	1.05%
Expense waiver/reimbursement[2]	0.08%	0.12%	0.13%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,248,715	$3,237,960	$2,629,099	$2,283,604	$2,354,930
Portfolio turnover	36%	32%	33%	30%	21%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.10	$9.12	$9.11	$9.09	$9.17
Income From Investment Operations:
Net investment income (loss)	0.21	0.16	0.10	0.05	0.05
Net realized and unrealized gain (loss)	0.04	(0.03)	0.01	0.04	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.13	0.11	0.09	(0.02)
Less Distributions:
Distributions from net investment income	(0.20)	(0.15)	(0.10)	(0.07)	(0.06)
Net Asset Value, End of Period	$9.15	$9.10	$9.12	$9.11	$9.09
Total Return[1]	2.78%	1.49%	1.25%	1.02%	(0.23)%
Ratios to Average Net Assets:
Net expenses	0.81%	0.82%	0.82%	0.81%	0.81%
Net investment income	2.20%	1.72%	1.09%	0.76%	0.60%
Expense waiver/reimbursement[2]	0.13%	0.15%	0.16%	0.22%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,205	$53,156	$33,431	$58,362	$146,733
Portfolio turnover	36%	32%	33%	30%	21%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended September 30	2019[1]
Net Asset Value, Beginning of Period	$9.12
Income From Investment Operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.11
Less Distributions:
Distributions from net investment income	(0.08)
Net Asset Value, End of Period	$9.15
Total Return[2]	1.23%
Ratios to Average Net Assets:
Net expenses	0.35%[3]
Net investment income	2.65%[3]
Expense waiver/reimbursement[4]	0.06%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,911
Portfolio turnover	36%[5]
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2019
Assets:
Investment in securities, at value including $5,394,090 of securities loaned and including $269,803,136 of investment in affiliated holdings (identified cost $3,670,154,260)		$3,685,718,455
Cash		85,670
Restricted cash (Note 2)		642,000
Income receivable		7,945,572
Income receivable from affiliated holdings		807,245
Receivable for shares sold		6,834,280
TOTAL ASSETS		3,702,033,222
Liabilities:
Payable for investments purchased	$615,024
Payable for shares redeemed	20,470,354
Payable for daily variation margin on futures contracts	26,891
Payable for collateral due to broker for securities lending	5,508,000
Income distribution payable	2,037,535
Payable for investment adviser fee (Note 5)	24,544
Payable for administrative fees (Note 5)	7,967
Payable for distribution services fee (Note 5)	86,765
Payable for other service fees (Notes 2 and 5)	74,154
Accrued expenses (Note 5)	359,630
TOTAL LIABILITIES		29,210,864
Net assets for 401,202,932 shares outstanding		$3,672,822,358
Net Assets Consist of:
Paid-in capital		$3,672,800,960
Total distributable earnings (loss)		21,398
TOTAL NET ASSETS		$3,672,822,358
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($318,991,906 ÷ 34,833,197 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.16
Offering price per share (100/98.00 of $9.16)	$9.35
Redemption proceeds per share	$9.16
Institutional Shares:
Net asset value per share ($3,248,715,148 ÷ 354,885,037 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
Service Shares:
Net asset value per share ($74,204,540 ÷ 8,106,651 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
Class R6 Shares:
Net asset value per share ($30,910,764 ÷ 3,378,047 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.15
Offering price per share	$9.15
Redemption proceeds per share	$9.15
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2019
Investment Income:
Interest			$100,869,497
Dividends (including $9,860,033 received from affiliated holdings* and net of foreign taxes withheld of $2,160)			9,857,873
TOTAL INCOME			110,727,370
Expenses:
Investment adviser fee (Note 5)		$11,011,141
Administrative fee (Note 5)		2,931,326
Custodian fees		129,691
Transfer agent fee (Note 2)		1,774,999
Directors'/Trustees' fees (Note 5)		28,348
Auditing fees		39,880
Legal fees		11,588
Portfolio accounting fees		225,409
Distribution services fee (Note 5)		970,211
Other service fees (Notes 2 and 5)		825,581
Share registration costs		187,742
Printing and postage		63,988
Miscellaneous (Note 5)		40,312
TOTAL EXPENSES		18,240,216
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,669,517)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(402,886)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,072,403)
Net expenses			15,167,813
Net investment income			95,559,557
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(1,998,342) on sales of investments in affiliated holdings*)	$(1,503,719)
Net realized gain on futures contracts	4,767,223
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(526,399) on investments in affiliated holdings*)	22,796,366
Net change in unrealized appreciation of futures contracts	(1,257,358)
Net realized and unrealized gain on investments and futures contracts	24,802,512
Change in net assets resulting from operations	$120,362,069
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$95,559,557	$67,719,280
Net realized gain	3,263,504	1,554,185
Net change in unrealized appreciation/depreciation	21,539,008	(10,820,574)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	120,362,069	58,452,891
Distributions to Shareholders (Note 2):
Class A Shares	(6,009,912)	(4,431,152)
Institutional Shares	(88,194,148)	(62,381,601)
Service Shares	(952,712)	(701,484)
Class R6 Shares[1]	(200,968)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(95,357,740)	(67,514,237)
Share Transactions:
Proceeds from sale of shares	2,899,039,514	2,933,106,093
Net asset value of shares issued to shareholders in payment of distributions declared	67,767,188	49,974,296
Cost of shares redeemed	(2,891,647,776)	(2,332,893,926)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,158,926	650,186,463
Change in net assets	100,163,255	641,125,117
Net Assets:
Beginning of period	3,572,659,103	2,931,533,986
End of period	$3,672,822,358	$3,572,659,103
1	The Fund's R6 Class commenced operations on May 29, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2019
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
The Fund's Class R6 Shares commenced operations on May 29, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,072,403 is disclosed in various locations in this Note 2 and Note 5. For the year ended September 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$150,372	$(42,378)
Institutional Shares	1,601,452	(334,175)
Service Shares	22,371	(5,637)
Class R6 Shares	804	—
TOTAL	$1,774,999	$(382,190)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended September 30, 2018, were from net investment income. Undistributed net investment income at September 30, 2018, was $378,987.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$717,909
Service Shares	107,672
TOTAL	$825,581
For the year ended September 30, 2019, the Fund's Institutional Shares did not incur other service fees.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $101,009,375 and $48,644,231, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2019, the Fund had no outstanding foreign exchange contracts.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The
Annual Shareholder Report

Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of September 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$5,394,090	$5,508,000
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$634,684*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$4,767,223
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,257,358)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended September 30	2019		2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	25,702,990	$234,135,027	26,617,804	$242,279,461
Shares issued to shareholders in payment of distributions declared	637,625	5,809,905	474,551	4,318,195
Shares redeemed	(22,457,502)	(204,406,344)	(25,627,099)	(233,203,863)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,883,113	$35,538,588	1,465,256	$13,393,793

Year Ended September 30	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	269,029,670	$2,446,829,982	285,503,143	$2,597,491,687
Shares issued to shareholders in payment of distributions declared	6,701,168	61,027,305	4,948,573	45,019,666
Shares redeemed	(276,948,831)	(2,519,871,294)	(222,639,230)	(2,025,553,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,217,993)	$(12,014,007)	67,812,486	$616,958,270

Year Ended September 30	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,847,096	$171,807,649	10,256,423	$93,334,945
Shares issued to shareholders in payment of distributions declared	100,895	919,080	69,932	636,435
Shares redeemed	(16,682,435)	(151,963,746)	(8,149,704)	(74,136,980)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,265,556	$20,762,983	2,176,651	$19,834,400
Annual Shareholder Report

Year Ended September 30	2019[1]		2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,062,175	$46,266,856	—	$—
Shares issued to shareholders in payment of distributions declared	1,191	10,898	—	—
Shares redeemed	(1,685,318)	(15,406,392)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	3,378,048	$30,871,362	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,308,724	$75,158,926	71,454,393	$650,186,463
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$95,357,740	$67,514,237
As of September 30, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$579,338
Net unrealized appreciation	$15,541,901
Capital loss carryforwards	$(16,099,841)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark to market of futures contracts.
At September 30, 2019, the cost of investments for federal tax purposes was $3,670,176,554. The net unrealized appreciation of investments for federal tax purposes was $15,541,901. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,323,955 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,782,054. The amounts presented are inclusive of derivative contracts.
As of September 30, 2019, the Fund had a capital loss carryforward of $16,099,841 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$5,790,620	$10,309,221	$16,099,841
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2019, the Adviser voluntarily waived $2,571,455 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2019, the Adviser reimbursed $98,062.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$861,490	$—
Service Shares	108,721	(20,696)
TOTAL	$970,211	$(20,696)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2019, FSC retained $669,655 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. For the year ended September 30, 2019, FSC retained $103 in sales charges from the sale of Class A Shares. FSC retained $4,500 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the year ended September 30, 2019, FSSC received $8,484 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the referenced share classes were 0.91%, 0.36%, 0.81% and 0.35%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the year ended September 30, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $75,187,654.
Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2019, were as follows:
Purchases	$1,379,810,944
Sales	$1,259,490,846
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2019, the Fund had no outstanding loans. During the year ended September 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2019, there were no outstanding loans. During the year ended September 30, 2019, the program was not utilized.
Annual Shareholder Report

9. SUBSEQUENT EVENT
On November 14, 2019, the Directors approved the following to be effective December 1, 2019: (a) the elimination of the maximum 2% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) and all breakpoint discounts, (b) a reduction in the Class A Shares and Service Shares distribution services fee from 0.30% and 0.25%, respectively, to 0.00%, and (c) the Fund will incur and pay up to 0.15% and 0.10% of the maximum 0.25% of other service fees for the Class A Shares and Service Shares, respectively, of the Fund. The Class A Shares and Service Shares of the Fund will not incur and pay such other service fees to exceed 0.15% and 0.10% respectively, until such time as subsequently approved by the Directors.
On May 16, 2019, the Directors approved the reorganization of PNC Ultrashort Bond Fund, a portfolio of the PNC Funds, into the Fund. The reorganization, which was approved by the shareholders of the PNC Funds, occurred as-of the close of business on November 15, 2019.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF THE FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
November 21, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,017.20	$4.60[2]
Institutional Shares	$1,000	$1,018.90	$1.82
Service Shares	$1,000	$1,015.50	$4.09[3]
Class R6 Shares	$1,000	$1,012.30	$1.21[4]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.61[2]
Institutional Shares	$1,000	$1,023.30	$1.83
Service Shares	$1,000	$1,021.00	$4.10[3]
Class R6 Shares	$1,000	$1,023.30	$1.78[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.36%
Service Shares	0.81%
Class R6 Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.51% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.58 and $2.59, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.33, respectively.
4	“Actual” expense information for the Fund's Class R6 Shares is for the period from May 29, 2019 (date of initial investment) to September 30, 2019. Actual expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by 125/365 (to reflect the period from initial investment to September 30, 2019). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Annual Shareholder Report

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its
Annual Shareholder Report

receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2018, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared
Annual Shareholder Report

with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
29291 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $101,560

Fiscal year ended 2018 - $103,030

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $4,690

Fiscal year ended 2018 - $0

Fiscal year ended 2019- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $673 and $0 respectively. Fiscal year ended 2019- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019- $605,437

Fiscal year ended 2018- $1,158,151

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2019